SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - SCHEDULE OF ESTIMATED USEFUL LIVES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Property and Equipment
Net book value of capitalized internal use software	$ 62,954	$ 40,600
Computer Equipment and Capitalized Software | Minimum
Property and Equipment
Estimated useful lives (in years)	2 years
Computer Equipment and Capitalized Software | Maximum
Property and Equipment
Estimated useful lives (in years)	3 years
Furniture and Other Equipment | Minimum
Property and Equipment
Estimated useful lives (in years)	3 years
Furniture and Other Equipment | Maximum
Property and Equipment
Estimated useful lives (in years)	10 years
Leasehold Improvements | Minimum
Property and Equipment
Estimated useful lives (in years)	3 years
Leasehold Improvements | Maximum
Property and Equipment
Estimated useful lives (in years)	10 years
Software and Software Development Costs
Property and Equipment
Net book value of capitalized internal use software	$ 25,200	$ 18,100